RELATED PARTY TRANSACTIONS - Avanti Notes (Details)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Sep. 30, 2016 USD ($)
RELATED PARTY TRANSACTIONS
Derivative liabilities	$ 292,677	$ 234,389				$ 4,229,478
Global Impex LLC
RELATED PARTY TRANSACTIONS
Notes acquired			$ 279,000
Sponsor
RELATED PARTY TRANSACTIONS
Derivative liabilities	0					158,000
Interest expense	$ 0				$ 0
2016 Promissory Note | Chief executive officer
RELATED PARTY TRANSACTIONS
Principal amount		$ 0				$ 179,910		$ 248,000
2024 Promissory Note | Chief executive officer
RELATED PARTY TRANSACTIONS
Principal amount				₨ 279,000			$ 93,000